Inventories (Policies)	12 Months Ended
Dec. 31, 2021
Schedule Of Inventories
Accounting policy for inventories

14.1.	Accounting policy for inventories

Inventories are determined by the weighted average cost method adjusted to the net realizable value when it is lower than its carrying amount.

Net realizable value is the estimated selling price of inventory in the ordinary course of business, less estimated cost of completion and estimated expenses to complete its sale. Changes in sales prices after the reporting date of the financial statements are considered in the calculation of the net realizable value if they confirm the conditions existing on that reporting date.